Commitments and Contingencies (Details) - 12 months ended Dec. 31, 2021	USD ($)	CNY (¥)	CNY (¥)
Commitments and Contingencies Disclosure [Abstract]
Contractual dispute	$ 78,461		¥ 500,000
Payment	$ 62,769	¥ 400,000